Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
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Cash and cash equivalents

17. Cash and cash equivalents

	2018 $m	2017 $m
Cash at bank and in hand	202	164
Short-term deposits	234	4
Repurchase agreements	268	—

	704	168

Cash at bank and in hand includes bank balances of $106m (2017: $116m) which are matched by bank overdrafts of $104m (2017: $110m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and the Group pays interest on net overdraft balances within each pool. The cash pools are used for day-to-day cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts held by the Group’s central treasury company in the UK.

For the purposes of the Group statement of cash flows, cash and cash equivalents comprise the following:

	2018 $m	2017 $m
Cash at bank and in hand	202	164
Short-term deposits	234	4
Repurchase agreements	268	—

	704	168
Bank overdrafts (note 20)	(104)	(110)

	600	58

Short-term deposits and repurchase agreements are highly liquid investments with an original maturity of three months or less.